22. Equity (Tables)	12 Months Ended
Dec. 31, 2018
Equity Tables
Schedule of capital stock
	12/31/2018			12/31/2017
	Common	Preferred	Total	Common	Preferred	Total
Fundo Volluto	100.00%	-	23.42%	100.00%	49.25%	61.19%
MOBI	-	48.85%	37.41%	-	-	-
Delta Air Lines, Inc.	-	12.29%	9.41%	-	12.38%	9.47%
Air France – KLM	-	1.58%	1.21%	-	1.60%	1.22%
Treasury shares	-	0.00%	0.00%	-	0.10%	0.08%
Other	-	1.03%	0.79%	-	0.93%	0.71%
Free float	-	36.25%	27.76%	-	35.74%	27.33%
Total	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%